EXHIBIT 99.1
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
Accrued Interest Date:                                                                                   Collection Period Ending:
26-Mar-07                                                                                                                31-Mar-07
Distribution Date:                                BMW Vehicle Owner Trust 2006-A                                          Period #
25-Apr-07                                         ------------------------------                                                 7

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Balances
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
                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $846,482,041
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $33,651,693
     Overcollateralization                                                       $374         $2,496,370
     Class A-1 Notes                                                     $323,000,000        $24,337,979
     Class A-2 Notes                                                     $308,000,000       $308,000,000
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $889,430,671
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $27,581,595
           Receipts of Pre-Paid Principal                                 $13,942,553
           Liquidation Proceeds                                              $860,311
           Principal Balance Allocable to Gross Charge-offs                  $564,170
        Total Principal  Reduction                                        $42,948,629

        Interest Collections
           Receipts of Interest                                            $3,562,995
           Servicer Advances                                                 $249,625
           Reimbursement of Previous Servicer Advances                             $0
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                         $71,278
           Net Investment Earnings                                            $12,314
        Total Interest Collections                                         $3,896,213

     Total Collections                                                    $46,280,672

     Ending Receivables Outstanding                                      $846,482,041

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance                 $893,567
     Current Period Servicer Advance                                         $249,625
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                 $1,143,192

Collection Account
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     Deposits to Collection Account                                       $46,280,672

     Distribution Amounts Due
        Servicing Fees Due                                                   $741,192
        Class A Noteholder Interest Distribution Due                       $3,584,262
        First Priority Principal Distribution Due                         $14,398,930
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $7,387,888
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $741,192
        Amounts Deposited into Note Distribution Account                  $45,539,480
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $46,280,672

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $45,539,480
     Interest Distribution to Noteholders                                  $3,692,179
     Principal Distribution to Noteholders                                $41,847,301
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $45,539,480

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                         $295,817              $4.47
     Class A-2 Notes                                                       $1,360,333              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                      $41,847,301        $24,337,979       $129.56         7.53%
     Class A-2 Notes                                                               $0       $308,000,000         $0.00       100.00%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       52,147             49,770
     Weighted Average Remaining Term                                            45.14              44.56
     Weighted Average Annual Percentage Rate                                    5.51%              5.50%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $763,308,972             90.17%
        1-29 days                                                         $66,774,815              7.89%
        30-59 days                                                        $12,052,746              1.42%
        60-89 days                                                         $2,648,902              0.31%
        90-119 days                                                          $978,888              0.12%
        120-149 days                                                         $717,718              0.08%
        Total                                                            $846,482,041            100.00%
        Delinquent Receivables +30 days past due                          $16,398,255              1.94%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $564,170
        Recoveries for Current Period                                         $71,278
        Net Write-Offs for Current Period                                    $492,892

        Cumulative Realized Losses                                         $1,618,674


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $2,617,154                 82
        Ending Period Repossessed Receivables Balance                      $2,281,382                 68
        Principal Balance of 90+ Day Repossessed Vehicles                    $120,478                  5



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $35,117,539
     Beginning Period Amount                                              $35,117,539
     Current Distribution Date Required Amount                            $33,651,693
     Current Period Release                                                $1,465,846
     Ending Period Amount                                                 $33,651,693
     Next Distribution Date Required Amount                               $32,225,866

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $12,314
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $2,131,853
     Ending Period Target Credit Enhancement OC Amount                     $7,387,888
     Ending Period Amount                                                  $2,496,370
     Current Period Release                                                        $0

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